Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current)	¥ 2,509,800	$ 349,857	¥ 2,540,294
Lease liabilities (current and non-current)	63,231	8,814	49,281
Trade and other payables (current and non-current)	10,535,523	1,468,611	9,475,529
Less: Cash and bank balances	(6,433,593)	(896,818)	(6,039,471)
Net debts	6,674,961	930,464	6,025,633
Equity attributable to equity holders of the Company	9,164,625	1,277,514	9,226,528
Total capital and net debts	¥ 15,839,586	$ 2,207,978	¥ 15,252,161